Issued share capital, share premium account and share options - Assumptions (Details)	12 Months Ended
	Mar. 31, 2019 EUR (€) Y € / shares	Mar. 31, 2017 Y	Mar. 31, 2015 EUR (€)
Issued share capital, share premium account and share options
Fair value at grant date | € / shares	€ 1.68
Share price at grant date	€ 11.12
Exercise Price	€ 11.12		€ 6.25
Dividend yield	3.00%
Volatility	25.00%
Expected term (years) | Y	7	5